Marketable securities and securities investments	12 Months Ended
Mar. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Marketable securities and securities investments
7.	Marketable securities and securities investments

Marketable securities and securities investments, primarily included in the Financial Services segment, are comprised of debt and equity securities for which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale securities and held-to-maturity securities are as follows:

	Yen in millions
	March 31, 2015				March 31, 2016
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Debt securities:
Japanese national government bonds	1,074,900	147,274	(80)	1,222,094	1,136,478	218,863	(6)	1,355,335
Japanese local government bonds	66,442	465	(16)	66,891	60,707	86	(254)	60,539
Japanese corporate bonds	108,109	767	(7)	108,869	132,739	11,472	(230)	143,981
Foreign government bonds	34,168	7,397	(111)	41,454	35,896	5,724	(160)	41,460
Foreign corporate bonds	452,145	13,645	(942)	464,848	415,994	5,738	(3,185)	418,547
Other	—	—	—	—	884	0	—	884

	1,735,764	169,548	(1,156)	1,904,156	1,782,698	241,883	(3,835)	2,020,746

Equity securities	73,411	127,322	(741)	199,992	44,752	70,590	(21)	115,321

Held-to-maturity securities:
Japanese national government bonds	4,846,986	819,386	(103)	5,666,269	5,353,080	2,020,621	—	7,373,701
Japanese local government bonds	4,996	428	—	5,424	4,480	522	—	5,002
Japanese corporate bonds	26,848	4,501	—	31,349	61,811	17,382	—	79,193
Foreign government bonds	32,682	11,534	—	44,216	42,934	10,631	—	53,565
Foreign corporate bonds	57,783	25	—	57,808	198	24	—	222

	4,969,295	835,874	(103)	5,805,066	5,462,503	2,049,180	—	7,511,683

Total	6,778,470	1,132,744	(2,000)	7,909,214	7,289,953	2,361,653	(3,856)	9,647,750

The following table presents the cost and fair value of debt securities classified as available-for-sale securities and held-to-maturity securities by contractual maturity:

	Yen in millions
	March 31, 2016
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair value	Cost	Fair value
Due in one year or less	172,912	164,603	2,841	2,879
Due after one year through five years	375,988	385,222	22,738	23,583
Due after five years through ten years	304,275	341,233	237,263	279,200
Due after ten years	929,523	1,129,688	5,199,661	7,206,021

Total	1,782,698	2,020,746	5,462,503	7,511,683

Proceeds from sales of available-for-sale securities were 207,574 million yen, 217,651 million yen and 315,043 million yen for the fiscal years ended March 31, 2014, 2015 and 2016, respectively. On these sales, gross realized gains were 9,015 million yen, 15,656 million yen and 67,205 million yen and gross realized losses were 703 million yen, 32 million yen and 186 million yen, respectively, for the fiscal years ended March 31, 2014, 2015 and 2016. Included in the gross realized gains of available-for-sale securities is 46,757 million yen from the sale of Olympus shares in the fiscal year ended March 31, 2016.

Marketable securities classified as trading securities, which consist of debt and equity securities held primarily in the Financial Services segment, totaled 764,473 million yen and 799,241 million yen as of March 31, 2015 and 2016, respectively. Sony recorded net unrealized gains of 59,137 million yen, 100,312 million yen for the fiscal years ended March 31, 2014 and 2015 and net unrealized losses of 45,841 million yen for the fiscal year ended March 31, 2016. Changes in the fair value of trading securities are primarily recognized in financial services revenue in the consolidated statements of income.

In the ordinary course of business, Sony maintains long-term investment securities, included in securities investments and other, issued by a number of non-public companies. The aggregate carrying amounts of the investments in non-public companies as of March 31, 2015 and 2016 totaled 64,963 million yen and 71,750 million yen, respectively. Non-public equity investments are primarily valued at cost as fair value is not readily determinable.

The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2015 and 2016.

	Yen in millions
	March 31, 2015
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	24,699	(80)	372	—	25,071	(80)
Japanese local government bonds	3,772	(5)	1,702	(11)	5,474	(16)
Japanese corporate bonds	8,222	(7)	—	—	8,222	(7)
Foreign government bonds	4,607	(111)	—	—	4,607	(111)
Foreign corporate bonds	115,523	(887)	6,653	(55)	122,176	(942)

	156,823	(1,090)	8,727	(66)	165,550	(1,156)

Equity securities	4,636	(730)	9	(11)	4,645	(741)

Held-to-maturity securities:
Japanese national government bonds	19,986	(103)	—	—	19,986	(103)

Total	181,445	(1,923)	8,736	(77)	190,181	(2,000)

	Yen in millions
	March 31, 2016
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	2,056	(6)	—	—	2,056	(6)
Japanese local government bonds	38,383	(223)	2,929	(31)	41,312	(254)
Japanese corporate bonds	41,206	(201)	3,125	(29)	44,331	(230)
Foreign government bonds	5,882	(147)	1,140	(13)	7,022	(160)
Foreign corporate bonds	127,369	(2,535)	30,919	(650)	158,288	(3,185)

	214,896	(3,112)	38,113	(723)	253,009	(3,835)

Equity securities	166	(10)	10	(11)	176	(21)

Total	215,062	(3,122)	38,123	(734)	253,185	(3,856)

For the fiscal years ended March 31, 2014, 2015 and 2016, total realized impairment losses were 1,806 million yen, 949 million yen and 3,566 million yen, respectively.

At March 31, 2016, Sony determined that the decline in value for securities with unrealized losses shown in the above table is not other-than-temporary in nature.